SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate	(13.00%)	(8.00%)	(5.00%)
Permanent differences not deductible (taxable) for tax purposes		$ (3,421)	$ (3,685)
Recalculated tax benefit	$ 1,383	(4,342)	(2,383)
Recalculated tax expense, percentage	(12.90%)
Net loss	$ (12,105)	(23,333)	(12,551)
Income tax benefit for the period	1,383	1,651	589
Loss before tax	(10,722)	(21,682)	(11,962)
Unrecognized tax losses		(2,292)	(695)
Other		$ (280)	$ 1,408
MOROCCO
Effective Income Tax Rate Reconciliation [Line Items]
Moroccan tax at statutory rate	$ (2,145)
Effective tax rate	20.00%
Permanent differences not deductible (taxable) for tax purposes	$ (678)
Morrocco permanent differences, percentage	6.30%
Morocco Unrecognized tax losses	$ 3,360
Morrocco Unrecognized tax losses, percentage	(31.30%)
Morocco change in valuation allowance	$ 258
Morrocco change in valuation allowance, percentage	(2.40%)
Statutory tax rate in Morocco		20.00%	20.00%
Foreign Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Permanent differences not deductible (taxable) for tax purposes	$ 25
Morrocco permanent differences, percentage	(0.20%)
Morocco Unrecognized tax losses	$ 173
Morrocco Unrecognized tax losses, percentage	(1.60%)
Foreign tax effects – Mali other local tax effects	$ 390
Foreign tax effects - Mali other local tax effects, percentage	(3.60%)